Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (991,203)	$ (1,307,693)	$ 1,987,887
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	218,878	288,766	227,302
Intangible assets written off			3,110
Principal payment of operating lease	(354)	(467)	(10,526)
Change in operating assets and liabilities:
Account receivables	1,353,080	1,785,119	(1,184,176)
Contract assets	(331,124)	(436,852)	155,718
Other current assets	1,529	2,017	(8,145)
Deposits	16,998	22,425
Account payables	(24,879)	(32,823)	(160,432)
Accruals and other payables	47,495	62,660	86,020
Contract liabilities	(1,054,066)	(1,390,629)	208,777
Net cash provided by (used in) operating activities	(763,646)	(1,007,477)	1,305,535
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(14,336)	(18,914)	(44,625)
Additions in intangible assets	(32,799)	(43,272)	(456,170)
Net cash used in investing activities	(47,135)	(62,186)	(500,795)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of borrowings	(162,365)	(214,208)	(145,441)
Proceeds from borrowings	378,989	500,000
Dividend paid			(449,596)
Net movements in deferred offering expenses	(119,411)	(157,539)
Net movements in amounts due from related parties	325	(429)	104,402
Net movements in amounts due from related parties	(325)	429	(104,402)
Net movements in amounts due to directors	23,774	(31,365)	31,348
Net movements in amounts due to directors	(23,774)	31,365	(31,348)
Net cash (used in) provided by from financial activities	73,114	96,459	(459,287)
Foreign currency translation	30,468	40,198	14,282
Net changes in cash and cash equivalents	(707,198)	(933,006)	359,735
Cash and cash equivalents - beginning of year	1,516,133	2,000,234	1,640,499
Cash and cash equivalents - end of year	808,935	1,067,228	2,000,234
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest	$ 27,754	$ 36,616	$ 17,268